Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed, Gross and Net Debt (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of components of net debt [Abstract]
Interest-bearing loans and borrowings nominal - fixed rate	€ (7,844)	€ (7,417)
Derivative financial instruments - fixed rate	1,505	1,640
Net fixed rate debt including derivatives	(6,339)	(5,777)
Interest-bearing loans and borrowings nominal - floating rate	(70)	(270)
Adjustment of debt from nominal to book value	(67)	(103)
Derivative financial instruments - currency floating rate	(1,455)	(1,596)
Gross debt including derivative financial instruments	(7,931)	(7,746)
Cash and cash equivalents - floating rate	2,135	2,449
Group net debt	(5,796)	(5,297)	€ (6,618)	€ (2,492)
Cash at bank and in hand reclassified as held for sale (note 23)	(20)
Bank overdrafts reclassified as held for sale (note 24)	5
Group net debt excluding net debt reclassified as held for sale	€ (5,811)	€ (5,297)	€ (6,618)
Net fixed rate debt including derivatives	3.30%	3.50%
Gross debt including derivative financial instruments	4.20%	4.10%
Net fixed rate debt including derivatives	9 years 2 months 12 days	8 years 8 months 12 days